8. Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Parties

8. RELATED PARTIES

At June 30, 2018 and December 31, 2017 the amount due to stockholders was $1,000. The balance is payable to two stockholders related to opening bank balances.

At June 30, 2018 and December 31, 2017 an account payable due to an officer was $1,185 and $0, respectively. The balance is related to reimbursable expenses that were incurred throughout the quarter.

In August 2017 the Company entered into a lease agreement with a stockholder of the Company and paid monthly installments of $2,000 between August and December 2017. For the three months ended June 30, 2018 and 2017, rent expense paid to the stockholder amounted to $6,000 and $0, respectively. For the six months ended June 30, 2018 and 2017, rent expense paid to the stockholder amounted to $12,000 and $0, respectively.

The Company entered into a verbal arrangement with a company controlled by a shareholder to provide administrative services. Total payments to the related party for administrative services amounted to approximately $5,000 and approximately $2,500, for the three months ended June 30, 2018 and 2017, respectively.  Total payments to the related party for administrative services amounted to approximately $26,000 and approximately $2,500, for the six months ended June 30, 2018 and 2017, respectively.

For the three months ended June 30, 2018 and 2017, professional expense paid to directors and officers of the Company amounted to $38,300 and $5,000, respectively. For the three months ended June 30, 2018 and 2017, travel expense reimbursed to directors and officers of the Company amounted to approximately $1,500 and $6,300, respectively.

For the six months ended June 30, 2018 and 2017, professional expense paid to directors and officers of the Company amounted to $81,300 and $5,000, respectively. For the six months ended June 30, 2018 and 2017, travel expense reimbursed to directors and officers of the Company amounted to approximately $1,500 and $7,600, respectively.

For the years ended December 31, 2017 and 2016, the amount due to stockholders was $1,000. The balance is payable to two stockholders related to opening bank balances.

In August 2017 the Company entered into a lease agreement with a stockholder of the Company and paid monthly installments of $2,000 between August and December 2017. For the years ended December 31, 2017 and 2016, rent expense paid to the stockholder amounted to $10,000 and $0, respectively.

The Company entered into a verbal arrangement with a company controlled by a shareholder to provide administrative services. Total payments to the related party for administrative services amounted to approximately $33,000 and $0, as of December 31, 2017 and 2016, respectively.

For the years ended December 31, 2017 and 2016, professional expense paid to directors and officers of the Company amounted to $40,000 and $0, respectively. For the years ended December 31, 2017 and 2016, travel expense reimbursed to directors and officers of the Company amounted to approximately $5,000 and $0, respectively.